Segment Information (Details) - Schedule of Operating Segments Information - Segment Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Total Revenue	$ 68,321,743	$ 63,751,093	$ 74,525,434
Total Cost of revenue	49,764,098	44,394,575	48,311,398
Total Gross profit	18,557,645	19,356,518	26,214,036
Total Sales and marketing expenses	22,691,231	11,989,919	10,279,274
Total General and administrative expenses	26,230,966	8,219,584	6,869,419
Total Current assets	84,031,236	66,996,451
Total Non-current assets	74,224,371	13,495,858
Installation and Maintenance [Member]
Segment Reporting Information [Line Items]
Total Revenue	41,177,200	40,017,962	51,546,235
Total Cost of revenue	27,989,959	26,791,434	32,209,179
Total Gross profit	13,187,241	13,226,528	19,337,056
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Housekeeping [Member]
Segment Reporting Information [Line Items]
Total Revenue	17,210,122	16,340,910	16,792,722
Total Cost of revenue	14,453,168	13,411,221	13,435,869
Total Gross profit	2,756,954	2,929,689	3,356,853
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets
Senior care services [Member]
Segment Reporting Information [Line Items]
Total Revenue	6,515,953	7,392,221	6,038,814
Total Cost of revenue	4,471,015	4,191,920	2,666,350
Total Gross profit	2,044,938	3,200,301	3,372,464
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets
Total Non-current assets	5,118,174	4,301,543
Sales of pharmaceutical products [Member]
Segment Reporting Information [Line Items]
Total Revenue	2,368,071
Total Cost of revenue	2,178,131
Total Gross profit	189,940
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets	1,520,107
Total Non-current assets	649,608
Educational consulting services [Member]
Segment Reporting Information [Line Items]
Total Revenue	1,050,397
Total Cost of revenue	671,825
Total Gross profit	378,572
Total Sales and marketing expenses
Total General and administrative expenses
Total Current assets	819,311
Total Non-current assets	17,350
Sublease [Member]
Segment Reporting Information [Line Items]
Total Revenue			147,663
Total Gross profit			147,663
Unallocated [Member]
Segment Reporting Information [Line Items]
Total Sales and marketing expenses	22,691,231	11,989,919	10,279,274
Total General and administrative expenses	26,230,966	8,219,584	$ 6,869,419
Unallocated current assets [Member]
Segment Reporting Information [Line Items]
Total Current assets	81,691,818	66,996,451
Unallocated non-current assets [Member]
Segment Reporting Information [Line Items]
Total Non-current assets	$ 68,439,239	$ 9,194,315